Condensed Consolidated Interim Statements of Changes in Equity - GBP (£) £ in Thousands	Share capital	Share premium	Treasury share reserve	Other reserves	Accumulated deficit	Total
Equity at beginning of period at Dec. 31, 2024	£ 55	£ 554,391	£ (803)	£ 99,299	£ (1,152,283)	£ (499,341)
Profit for the period					250,962	250,962
Translation differences				2,151		2,151
Total comprehensive income				2,151	250,962	253,113
Share based payment transactions				2,816		2,816
Share issuance	9	34,226				34,235
Issuance of warrants				18,032		18,032
Share issuance to related party	3	12,982				12,985
Issuance of warrants to related party				6,840		6,840
Transaction costs on issuance of equity instruments		(3,142)		(1,654)		(4,796)
Exercise of options		11				11
Transfer of reserves				(706)	706
Equity at end of period at Jun. 30, 2025	67	598,468	(803)	126,778	(900,615)	(176,105)
Equity at beginning of period at Dec. 31, 2025	79	660,019	(803)	136,833	(917,573)	(121,445)
Profit for the period					18,685	18,685
Translation differences				4,202		4,202
Total comprehensive income				4,202	18,685	22,887
Share based payment transactions		739		2,864		3,603
Share issuance	28	61,661				61,689
Transaction costs on issuance of equity instruments		(1,148)				(1,148)
Exercise of options		31				31
Transfer of reserves				(1,026)	1,026
Equity at end of period at Jun. 30, 2026	£ 107	£ 721,302	£ (803)	£ 142,873	£ (897,862)	£ (34,383)